Transfers of Residential Loans - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Residential Loan Transfers Line Items
Residential loans and real estate owned pledged as collateral		$ 8,000,000,000
HMBS related obligations at fair value	9,472,666,000	8,652,746,000	5,874,552,000
Residential Loan Transfers Accounted for as Sales [Member]
Residential Loan Transfers Line Items
Securitization period		20 days
Servicing assets recorded		187,700,000
Forward loans serviced number of days past due threshold	60 days or more	60 days or more
Transferred residential loans	35,100,000	9,100,000
Residential Loans Transfers Accounted for as Secured Borrowings [Member]
Residential Loan Transfers Line Items
Residential loans and real estate owned pledged as collateral	9,400,000,000	8,000,000,000
Loans pledged as collateral, unpaid principal balance	$ 8,600,000,000